Share-Based Compensation - Summary Of Share-Based Compensation Expense (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	[1]	$ 53.6	$ 42.2
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:		46.3	40.1	$ 69.2		$ 70.2		$ 54.5
Impact of accelerated vesting on equity awards		7.3	2.1	4.2		0.0		3.5
Total share-based compensation expense		53.6	42.2	73.4	[2]	70.2	[2]	58.0	[2]
Tax impact				(17.8)		(16.7)		(13.8)
Reduction in net income				55.6		53.5		44.2
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Reportable Subsegments [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:		34.2	23.1	42.5		50.6		36.5
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Reportable Subsegments [Member] | Stock options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:		1.4	1.4	2.3		9.6		5.6
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Reportable Subsegments [Member] | Restricted share units and other share-based compensation [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:		32.6	21.6	39.3		38.6		27.7
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Reportable Subsegments [Member] | Share appreciation rights [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:		0.2	0.1	0.9		2.4		3.2
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Corporate Segment [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:		$ 12.1	$ 17.0	$ 26.7		$ 19.6		$ 18.0

[1]	Total share-based compensation expense in the nine months ended December 31, 2023 and 2022 includes $12.1 million and $17.0 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.
[2]	Total share-based compensation expense in the years ended March 31, 2023, 2022 and 2021 includes $26.7 million, $19.6 million and $18.0 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.